Nicholas Bitcoin and Treasuries AfterDark ETF
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 107.6%
Money Market Funds - 3.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	724,719	$724,719

U.S. Treasury Bills - 104.6%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)(c)	$25,142,000	25,081,659

TOTAL SHORT-TERM INVESTMENTS (Cost $25,800,807)		25,806,378

TOTAL INVESTMENTS - 107.6% (Cost $25,800,807)		$25,806,378
Liabilities in Excess of Other Assets - (7.6)%		(1,818,957)
TOTAL NET ASSETS - 100.0%		$23,987,421

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of July 31, 2026 is $14,964,000.

Nicholas Bitcoin and Treasuries AfterDark ETF
Consolidated Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 0.0%(a)
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
iShares Bitcoin Trust ETF(b)	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(c)	11/30/2028	$23,961,556	$2

Net Unrealized Appreciation (Depreciation)							$2

OBFR	Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	All or a portion of the investment is a holding of the Nicholas Bitcoin and Treasuries AfterDark ETF (Cayman Subsidiary).
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.